7. CAPITAL AND RESERVES: Schedule of continuity of warrants (Details) - $ / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants, Outstanding, Number of Options		45,232,000	34,637,000	40,857,000
Warrants, Outstanding, Number of Options Issued		3,820,000	21,515,000	10,170,000
Warrants, Outstanding, Number of Options Exercised		0	0	0
Warrants, Outstanding, Number of Options Expired		(13,547,000)	(10,920,000)	(16,390,000)
Warrants, Outstanding, Number of Options		35,505,000	45,232,000	34,637,000
Warrants, Weighted Average Exercise Price		$ 0.13	$ 0.15	$ 0.22
Warrants, Weighted Average Exercise Price, Issued		0.08	0.11	0.15
Warrants, Weighted Average Exercise Price, Exercised		0	0	0
Warrants, Weighted Average Exercise Price, Expired		0.15	0.15	0.33
Warrants, Weighted Average Exercise Price		$ 0.12	$ 0.13	$ 0.15
Option 1
Warrants, Expiry Date		Jul. 04, 2019
Warrants, Exercise Price		$ 0.15
Warrants, Number of Options		13,547,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		(13,547,000)
Warrants, Number of Options		0	13,547,000
Option 2
Warrants, Expiry Date	[1]	Mar. 26, 2020
Warrants, Exercise Price		$ 0.12
Warrants, Number of Options		6,875,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		6,875,000	6,875,000
Option 3
Warrants, Expiry Date		Jul. 12, 2020
Warrants, Exercise Price		$ 0.15
Warrants, Number of Options		10,170,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		10,170,000	10,170,000
Option 4
Warrants, Expiry Date	[2]	Nov. 09, 2021
Warrants, Exercise Price		$ 0.10
Warrants, Number of Options		10,000,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		10,000,000	10,000,000
Option 5
Warrants, Expiry Date	[2]	Dec. 17, 2021
Warrants, Exercise Price		$ 0.10
Warrants, Number of Options		4,640,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		4,640,000	4,640,000
Option 6
Warrants, Expiry Date	[2]	Feb. 25, 2022
Warrants, Exercise Price		$ 0.10
Warrants, Number of Options		0
Warrants, Number of Options Issued		2,000,000
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		2,000,000	0
Option 7
Warrants, Expiry Date		Dec. 18, 2021
Warrants, Exercise Price		$ 0.05
Warrants, Number of Options		0
Warrants, Number of Options Issued		1,820,000
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		1,820,000	0
Option 8
Warrants, Expiry Date			Jul. 14, 2018
Warrants, Exercise Price			$ 0.15
Warrants, Number of Options		0	10,920,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			(10,920,000)
Warrants, Number of Options			0	10,920,000
Option 9
Warrants, Expiry Date			Jul. 04, 2019
Warrants, Exercise Price			$ 0.15
Warrants, Number of Options		13,547,000	13,547,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			13,547,000	13,547,000
Option 10
Warrants, Expiry Date			Jul. 12, 2020
Warrants, Exercise Price			$ 0.15
Warrants, Number of Options		10,170,000	10,170,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			10,170,000	10,170,000
Option 11
Warrants, Expiry Date			Mar. 26, 2020
Warrants, Exercise Price			$ 0.12
Warrants, Number of Options		6,875,000	0
Warrants, Number of Options Issued			6,875,000
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			6,875,000	0
Option 12
Warrants, Expiry Date			Nov. 09, 2021
Warrants, Exercise Price			$ 0.10
Warrants, Number of Options		10,000,000	0
Warrants, Number of Options Issued			10,000,000
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			10,000,000	0
Option 13
Warrants, Expiry Date			Dec. 17, 2021
Warrants, Exercise Price			$ 0.10
Warrants, Number of Options		4,640,000	0
Warrants, Number of Options Issued			4,640,000
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			4,640,000	0
Option 14
Warrants, Expiry Date				Mar. 28, 2017
Warrants, Exercise Price				$ 0.40
Warrants, Number of Options			0	4,000,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				(4,000,000)
Warrants, Number of Options				0
Option 15
Warrants, Expiry Date				Aug. 22, 2017
Warrants, Exercise Price				$ 0.40
Warrants, Number of Options			0	4,400,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				(4,400,000)
Warrants, Number of Options				0
Option 16
Warrants, Expiry Date				Oct. 04, 2017
Warrants, Exercise Price				$ 0.25
Warrants, Number of Options			0	7,990,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				(7,990,000)
Warrants, Number of Options				0
Option 17
Warrants, Expiry Date				Jul. 14, 2018
Warrants, Exercise Price				$ 0.15
Warrants, Number of Options			10,920,000	10,920,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				10,920,000
Option 18
Warrants, Expiry Date				Jul. 04, 2019
Warrants, Exercise Price				$ 0.15
Warrants, Number of Options			13,547,000	13,547,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				13,547,000
Option 19
Warrants, Expiry Date				Jul. 12, 2020
Warrants, Exercise Price				$ 0.15
Warrants, Number of Options			10,170,000	0
Warrants, Number of Options Issued				10,170,000
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				10,170,000

[1]	Subsequently, these warrants expired unexercised.
[2]	These warrants have a forced exercise price. If the closing price of the Company’s shares is $0.20 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.